Acquisition of Richmond Mines Ltd. Acquisition of Richmond Mines Ltd.	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Acquisition of Richmond Mines Ltd.

5.	ACQUISITION OF RICHMONT MINES INC.

On November 23, 2017, the Company completed a plan of arrangement (the "Arrangement") whereby all of the issued and outstanding common shares of Richmont Mines Inc. ("Richmont") were exchanged on the basis of 1.385 Alamos common shares for each Richmont common share (the "Exchange Ratio"). Richmont owned and operated the Island Gold mine in Ontario, Canada. The Island Gold Mine acquisition provides the Company with further diversification of operations and provides the Company with a long-life, underground mine with exploration potential and the opportunity for production growth and operating synergies with the Company’s other operations.
Under the Arrangement, all of the outstanding Richmont stock options vested and were replaced and converted to Alamos options expiring on November 23, 2018. Richmont restricted share units were exchanged for awards of Alamos and continue to vest according to original plan terms.
The Company determined that the acquisition was a business combination in accordance with the definition in IFRS 3, Business Combinations, and as such has accounted for it in accordance with the standard, with Alamos being the accounting acquirer on November 23, 2017.
Upon closing of the Arrangement, Alamos issued 88,398,804 common shares pursuant to the Arrangement with a fair value of $615.3 million to the former Richmont shareholders.
The Company used a discounted cash flow model to estimate the fair value of the Island Gold mine, Richmont's primary asset. Expected future cash flows are based on estimates of future production and commodity prices, operating costs and forecast capital expenditures based on the life of mine plan as at the acquisition date.
Transaction costs of $3.8 million relating to the arrangement have been expensed in accordance with IFRS 3, Business Combinations, and have been included within Other loss.
In addition, in accordance with IFRS 3, the Company is required to calculate the fair value of the options acquired, as well as the fair value of the replacement options granted. Under IFRS 3, Companies must value the pre-combination service value of the acquired options as well as the fair value of the replacement options using the new terms of the options. Any difference between the two values should be expensed in the post-close period under the new terms. Therefore, the Company recorded an expense of $1.3 million within Other loss, related to the additional share-based compensation of the replacement awards.
The following table summarizes the fair value of the total consideration transferred from the Company and the preliminary fair value of identified assets acquired and liabilities assumed, based on the calculated fair value estimates. Final valuations of assets and liabilities are not yet complete due to the timing of the acquisition and the inherent complexity associated with the valuations. The Company expects to finalize the determination of the fair values of the assets and liabilities acquired and deferred taxes within 12 months of the acquisition date, which could result in material differences from the preliminary values presented in these financial statements.

Consideration transferred
Common shares issued	$615.3
Replacement of long-term incentive instruments	12.1
$627.4

Net assets acquired
Cash and cash equivalents	$46.2
Equity securities	11.7
Current assets, excluding cash and cash equivalents and equity securities	22.5
Mineral property, plant and equipment	774.3
Current liabilities	(21.2)
Long-term liabilities	(4.6)
Deferred income taxes	(201.5)
$627.4

These consolidated financial statements include Richmont’s results from November 23, 2017 to December 31, 2017. Revenues of $14.9 million were generated and net earnings of $1.5 million have been included in the Consolidated Statement of Comprehensive Income for that period. Had the acquisition occurred on January 1, 2017, Richmont would have contributed revenues of $125.3 million and net earnings of $12.0 million to the consolidated statement of comprehensive income.